FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

12. FINANCIAL INSTRUMENTS

The Company classified its financial instruments as follows:

	As at
	December 31,	December 31,
	2025	2024
Financial assets
Amortized cost:
Cash and cash equivalents	$9,794	$9,717
Royalty and stream receivables	4,312	2,253
Other receivables	67	263
Fair value through profit or loss:
Marketable securities	260	305
Total financial assets	$14,433	$12,538

Financial liabilities
Amortized cost:
Trade and other payables	$3,966	$1,188
Loans payable	12,176	12,625
Acquisition payables	2,446	2,233
Fair value through profit or loss:
Derivative loan liabilities	-	68
Total financial liabilities	$18,588	$16,114

Fair Value

Financial instruments recorded at fair value on the consolidated statement of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

a) Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

b) Level 2 - Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

c) Level 3 - Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

Cash, accounts receivables (royalty, and stream receivables, and other receivables), and accounts payable (trade and other payables), are carried at amortized cost. Their carrying value approximated their fair value because of the short-term nature of these instruments or because they reflect amounts that are receivable to the Company without further adjustments. Marketable securities are carried at fair value and are classified within Level 1 of the fair value hierarchy. There were no transfers between the levels of the fair value hierarchy during the year ended December 31, 2025, and the year ended December 31, 2024.

Loans payable and acquisition payables are carried at amortized cost. The RCF is classified within Level 2 because its applicable interest rate includes an adjustment based on the Company's net leverage ratio and a credit spread adjustment (Note 5). As at December 31, 2025, the fair value of the RCF was $11.4 million (December 31, 2024 - $Nil). In prior periods, the Company had derivative loan liabilities embedded in the A&R Loan Facility that were carried at fair value and were classified within Level 3 of the fair value hierarchy, with the retirement of the A&R Loan Facility on June 24, 2025, the Company no longer has any derivative loan liabilities.

Capital Risk Management

The Company's objectives when managing capital are to provide shareholder returns through maximization of the profitable growth of the business and to maintain a degree of financial flexibility relevant to the underlying operating and metal price risks while safeguarding the Company's ability to continue as a going concern. The capital of the Company consists of share capital. The Board of Directors does not establish a quantitative return on capital criteria for management. The Company manages the capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of the underlying assets. The Company may issue new shares in order to meet its financial obligations. The management of the Company believes that the capital resources of the Company as at December 31, 2025, are sufficient for its present needs for at least the next twelve months. The Company is not subject to externally imposed capital requirements.

Credit Risk

Credit risk arises from cash deposits, as well as credit exposures to counterparties of outstanding receivables and committed transactions. There is no significant concentration of credit risk other than cash deposits. The Company's cash deposits are primarily held with a Canadian chartered bank. Receivables include value added tax due from the Canadian government. The carrying amount of financial assets recorded in the financial statements represents the Company's maximum exposure to credit risk. The Company believes it is not exposed to significant credit risk and overall, the Company's credit risk has not declined from the prior year.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by continuing to monitor forecasted and actual cash flows. The Company has in place a planning and budgeting process to help determine the funds required to support the Company's normal operating requirements on an ongoing basis and its development plans. The Company strives to maintain sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from royalty and stream interests, its cash on-hand, and its committed liabilities. The maturities of the Company's loan liabilities are disclosed in Note 5. All current liabilities are settled within one year.

Currency Risk

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company primarily operates in Canada, Australia, Mexico, and the United States and incurs expenditures in currencies other than United States dollars. Thereby, the Company is exposed to foreign exchange risk arising from currency exposure. The Company has not hedged its exposure to currency fluctuations. Based on the above net exposure, as at December 31, 2025, and assuming that all other variables remain constant, a 1% depreciation or appreciation of the United States dollar against the Canadian dollar, Australian dollar, and Mexican peso would result in an increase/decrease in the Company's pre-tax loss of less than $0.1 million.

Interest Rate Risk

Interest rate risk is the risk that the fair value of a financial instrument or cash flows associated with the instrument will fluctuate due to changes in market interest rates. The only financial instrument that is subject to interest rate risk is the RCF (Note 5), which bears a variable interest rate when drawn. The undrawn Credit Facility is subject to standby charges. There is no significant impact on the Company's pre-tax loss with a 1% increase or decrease in the interest rate charged on the RCF as at December 31, 2025.

Commodity Price Risk

The Company's royalties, streams, and other interests are subject to fluctuations from changes in market prices of the underlying commodities. The market prices of gold, copper, and silver are the primary drivers of the Company's profitability and ability to generate free cash flow. All of the Company's future revenue is not hedged in order to provide shareholders with full exposure to changes in the market prices of these commodities.